CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2019
Debt Instrument Line Items
Schedule of Changes of Long-term Convertible Debt
The changes of the long-term convertible debt in 2018 and 2019 were as follows:

Balance as of January 1, 2018	$25,353

Change in accrued interest	863
Change in fair value	(1,585)
Payment of interest	(1,011)
Payment of principal	(8,167)

Balance as of December 31, 2018 (*)	$15,453

Change in accrued interest	267
Change in fair value	600
Payment of interest	(470)
Payment of principal	(15,850)

Balance as of December 31, 2019	$-

(*) Includes accrued interest of $193.